Amount Due from Associate	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Amount Due From Assocate Abstract
AMOUNT DUE FROM ASSOCIATE

NOTE 8 – AMOUNT DUE FROM ASSOCIATE

The amount due from associate is interest free, unsecured with no fixed repayment terms.

The amount due from associate of $7,243,700 has been acquired by GoLogiq as of January 27, 2022.

	As of June 30,	As of December 31,
	2022	2021

Amount due from associate	$-	$7,208,700
	$-	$7,208,700
NOTE 9 – AMOUNT DUE FROM ASSOCIATE The amount due from Associate is interest free, unsecured with no fixed repayment terms.